Summary of Significant Accounting Policies (Details) - Schedule of Disaggregated Information of Revenues by Products/Services - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Mar. 31, 2024		Mar. 31, 2023		Jun. 30, 2023		Jun. 30, 2022
Schedule of Disaggregated Information of Revenues by Products/Services (Unaudited) [Line Items]
Total revenues	$ 1,596,129		$ 18,152,113		$ 21,773,829		$ 54,152,621		$ 69,408,319		$ 79,674,879
Gift card or “E-voucher” revenue [Member]
Schedule of Disaggregated Information of Revenues by Products/Services (Unaudited) [Line Items]
Total revenues	1,213,360	[1]	17,815,306	[1]	20,083,266	[1]	53,265,957	[1]	68,050,624	[2]	78,739,939	[2]
Health care products, computer products, and food and beverage products revenue [Member]
Schedule of Disaggregated Information of Revenues by Products/Services (Unaudited) [Line Items]
Total revenues	226,587	[1]	74,445	[1]	952,853	[1]	151,445	[1]	324,209	[2]	49,524	[2]
Loyalty program revenue [Member]
Schedule of Disaggregated Information of Revenues by Products/Services (Unaudited) [Line Items]
Total revenues	15,254	[1]	213,663	[1]	123,071	[1]	452,352	[1]	524,854	[2]	620,293	[2]
Transaction revenue [Member]
Schedule of Disaggregated Information of Revenues by Products/Services (Unaudited) [Line Items]
Total revenues	13,666	[1]	20,742	[1]	49,741	[1]	53,086	[1]	75,274	[2]	53,667	[2]
Member subscription revenue [Member]
Schedule of Disaggregated Information of Revenues by Products/Services (Unaudited) [Line Items]
Total revenues	84,235	[3]	27,957	[3]	405,659	[3]	229,781	[3]	383,538	[4]	211,441	[4]
Sublicense revenue [Member]
Schedule of Disaggregated Information of Revenues by Products/Services (Unaudited) [Line Items]
Total revenues	$ 43,027	[3]		[3]	$ 159,239	[3]		[3]	$ 49,820

[1]	Revenue recognized at a point in time.
[2]	Revenue recognized at a point in time.
[3]	Revenue recognized over time.
[4]	Revenue recognized over time.